ACCOUNTS RECEIVABLE (Details) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
0 - 30 days	$ 64,914,582	$ 20,864,404	$ 10,813,981
31 - 90 days	30,367,458	28,960,582	27,784,784
91 - 120 days	16,046,506	23,941,294	6,866,842
over 120 days and less than 1 year	11,445,335	8,291,662	7,482,743
over 1 year	0	0	0
Accounts Receivable Recorded Investment Past Due	$ 122,773,881	$ 82,057,942	$ 52,948,350